Business Combinations and Divestitures - Taulia Acquisition (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 09, 2022
Recognized Assets and Liabilities
Trade and other receivables	€ 6,405	€ 6,499
Current financial liabilities	4,808	4,528
Revenue	30,871	27,842	€ 27,338
Profit after tax	1,708	€ 5,376	€ 5,283
Taulia Acquisition
Business Combinations
Consideration transferred				€ 705
Recognized Assets and Liabilities
Intangible assets				157
Other identifiable assets				59
Total identifiable assets				216
Other identifiable liabilities				88
Total identifiable liabilities				88
Total identifiable net assets				128
Goodwill				577
Total consideration transferred				€ 705
Revenue	30,871
Revenue from acquisitions	59
Profit after tax	1,708
Profit after tax from acquisitions	€ (38)